Stock Incentive Plans (Details) - Schedule of restricted stock unit activity	9 Months Ended
Sep. 30, 2022 $ / shares shares
Schedule Of Restricted Stock Unit Activity Abstract
Number of Shares, Outstanding Beginning balance | shares
Weighted Average Grant Date Fair Value, Outstanding Beginning balance | $ / shares
Number of Shares, Granted | shares	15,802,990
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 5.02
Number of Shares, Vested | shares	(631,925)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 3.79
Number of Shares, Forfeited | shares	(68,772)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 9.77
Number of Shares, Outstanding Ending | shares	15,102,293
Weighted Average Grant Date Fair Value, Outstanding Ending | $ / shares	$ 5.02